INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES
NOTE 3 - INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

Debt and equity securities have been classified in the consolidated balance sheets according to management’s intent.  The amortized cost of securities and their approximate fair values are as follows as of December 31:

	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
	(In Thousands)
December 31, 2012:
Debt securities issued by U.S. government corporations
and agencies	$30,760	$86	$11	$30,835
Obligations of states and municipalities	13,598	956	3	14,551
Corporate debt securities	2,006	52	5	2,053
Mortgage-backed securities	42,737	601	81	43,257
SBA loan pools	1,010	114	-	1,124
Marketable equity securities	358	-	-	358
	90,469	1,809	100	92,178
Money market mutual funds included in cash
and cash equivalents	(358)	-	-	(358)
	$90,111	$1,809	$100	$91,820

December 31, 2011:
Debt securities issued by U.S. government corporations
and agencies	$12,500	$45	$3	$12,542
Obligations of states and municipalities	12,916	698	1	13,613
Corporate debt securities	2,509	4	29	2,484
Mortgage-backed securities	26,617	416	166	26,867
SBA loan pools	1,231	122	-	1,353
Marketable equity securities	5,346	-	-	5,346
	61,119	1,285	199	62,205
Money market mutual funds included in cash
and cash equivalents	(5,346)	-	-	(5,346)
	$55,773	$1,285	$199	$56,859

The scheduled maturities of securities were as follows as of December 31, 2012:

Fair
Value
(In Thousands)
Due within one year	$502
Due after one year through five years	20,879
Due after five years through ten years	15,152
Due after ten years	10,906
SBA loan pools	1,124
Mortgage-backed securities	43,257
$91,820

During 2012, proceeds from sales of available-for-sale securities amounted to $4,249,000. Gross realized gains on those sales amounted to $125,000. The tax expense applicable to these gross realized gains amounted to $42,000.  During 2011, proceeds from sales of available-for-sale securities amounted to $8,274,000. Gross realized gains on those sales amounted to $445,000. The tax expense applicable to these gross realized gains amounted to $151,000.

There were no securities of issuers that exceeded 10% of stockholders’ equity at December 31, 2012.

As of December 31, 2012 and 2011, the total carrying amounts of securities pledged for securities sold under agreements to repurchase and public deposits were $14,819,000 and $14,983,000, respectively.

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more, and are not other than temporarily impaired, are as follows:

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
December 31, 2012:
Debt securities issued by U.S. Government
corporations and agencies	$2,989	$11	$-	$-	$2,989	$11
Obligations of states and municipalities	720	3	-	-	720	3
Corporate debt securities	-	-	495	5	495	5
Mortgage-backed securities	8,642	20	118	3	8,760	23
Total temporarily impaired securities	$12,351	$34	$613	$8	$12,964	$42

Other-than-temporarily impaired securities
Mortgage-backed securities	-	-	280	58	280	58
Total temporarily impaired and other-
than-temporarily impaired securities	$12,351	$34	$893	$66	$13,244	$100

December 31, 2011:
Debt securities issued by U.S. Government
corporations and agencies	$1,497	$3	$-	$-	$1,497	$3
Obligations of states and municipalities	898	1	-	-	898	1
Corporate debt securities	1,000	3	473	26	1,473	29
Mortgage-backed securities	6,507	47	496	119	7,003	166
Total temporarily impaired securities	$9,902	$54	$969	$145	$10,871	$199

The investments in the Company’s investment portfolio that are temporarily impaired as of December 31, 2012 consist of debt issued by states of the United States and political subdivisions of the states, U.S. corporations, and U.S. government corporations and agencies.  Company management considers investments with an unrealized loss as of December 31, 2012 to be only temporarily impaired because the impairment is attributable to changes in market interest rates and current market inefficiencies.  Company management anticipates that the fair value of securities that are currently impaired will recover to cost basis. As management has the intent and ability to hold these securities for the foreseeable future, no declines are deemed to be other than temporary.

The following table summarizes other-than-temporary impairment losses on debt securities for the year ended December 31, 2012:

Securities
(In Thousands)
Total other-than-temporary impairment losses	$70
Less: unrealized other-than-temporary losses
recognized in other comprehensive loss (1)	(58)

Net impairment losses recognized in earnings (2)	$12

(1)  Represents the noncredit component of the other-than-temporary impairment on the securities.
(2)  Represents the credit component of the other-than-temporary impairment on securities.

Activity related to the credit component recognized in earnings on debt securities held by the Company for which a portion of other-than-temporary impairment was recognized in other comprehensive income for the year ended December 31, 2012 is as follows:

Mortgage-Backed
Securities
(In Thousands)
Balance, December 31, 2011	$0
Additions for the credit component on debt securities in which
other-than-temporary impairment was not previously recognized	12
Balance, December 31, 2012	$12

For the year ended December 31, 2012, securities with other-than-temporary impairment losses related to credit that were recognized in earnings consisted of two private label collateralized mortgage obligations (CMOs).  The par value of these two securities were written down by $12,000 by the issuers.